UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/17

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, May 31, 2017 (unaudited)

Templeton Foreign Fund

	Industry	Shares	Value

Common Stocks 95.9%
Canada 8.8%
Alamos Gold Inc., A	Metals & Mining	8,322,870	$55,929,686
Barrick Gold Corp	Metals & Mining	5,403,320	89,370,913
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	5,274,402	47,058,007
Eldorado Gold Corp	Metals & Mining	16,097,860	48,748,888
Ensign Energy Services Inc	Energy Equipment & Services	4,892,740	25,068,681
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	3,087,610	35,548,893
[a,b] Precision Drilling Corp	Energy Equipment & Services	15,312,980	55,555,755
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,933,420	60,524,950
Tahoe Resources Inc	Metals & Mining	4,108,210	36,379,529
Wheaton Precious Metals Corp	Metals & Mining	8,423,922	172,145,896
			626,331,198
China 9.7%
[a] Baidu Inc., ADR	Internet Software & Services	742,700	138,216,470
China Life Insurance Co. Ltd., H	Insurance	18,183,800	59,737,988
China Mobile Ltd	Wireless Telecommunication Services	5,867,180	65,090,916
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	183,201,292	90,984,093
[a] GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	351,880,790	37,480,005
Haier Electronics Group Co. Ltd	Household Durables	19,339,350	49,189,397
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	40,057,050	35,880,655
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	41,464,060	32,564,861
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	22,098,290	63,948,622
Sinopec Engineering Group Co. Ltd	Construction & Engineering	59,739,170	54,890,626
Sinopharm Group Co. Ltd	Health Care Providers & Services	14,768,730	67,471,307
			695,454,940
France 6.8%
AXA SA	Insurance	2,979,002	79,473,298
BNP Paribas SA	Banks	1,777,603	125,488,068
Cie Generale des Etablissements Michelin, B	Auto Components	500,680	63,015,588
Sanofi	Pharmaceuticals	1,442,415	142,915,981
Total SA, B	Oil, Gas & Consumable Fuels	1,416,630	75,250,911
			486,143,846
Germany 6.9%
Bayer AG	Pharmaceuticals	819,430	108,750,555
Gerresheimer AG	Life Sciences Tools & Services	743,250	63,677,724
innogy SE	Multi-Utilities	1,720,370	70,622,203
Merck KGaA	Pharmaceuticals	627,704	75,793,339
[a] MorphoSys AG	Life Sciences Tools & Services	875,750	64,155,051
Siemens AG	Industrial Conglomerates	462,232	65,993,992
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	9,076,960	45,166,637
			494,159,501
Hong Kong 1.9%
CK Hutchison Holdings Ltd	Industrial Conglomerates	8,407,500	109,619,183
Value Partners Group Ltd	Capital Markets	26,572,000	25,029,160
			134,648,343
India 0.8%
Hero Motocorp Ltd	Automobiles	612,680	35,572,195
Jain Irrigation Systems Ltd	Machinery	11,859,610	18,567,983
			54,140,178

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Israel 1.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	4,923,440	$137,167,038
Italy 2.1%
Eni SpA	Oil, Gas & Consumable Fuels	7,292,964	115,474,154
Tenaris SA	Energy Equipment & Services	2,056,780	31,087,074
			146,561,228
Japan 8.6%
Astellas Pharma Inc.	Pharmaceuticals	6,127,540	77,365,275
Kirin Holdings Co. Ltd	Beverages	2,864,090	60,415,712
Nissan Motor Co. Ltd	Automobiles	13,440,450	128,804,565
SoftBank Group Corp	Wireless Telecommunication Services	2,396,480	194,786,344
Sumitomo Metal Mining Co. Ltd	Metals & Mining	2,928,580	35,587,674
Sumitomo Rubber Industries Ltd	Auto Components	3,021,520	51,502,097
Suntory Beverage & Food Ltd	Beverages	1,367,200	66,406,681
			614,868,348
Luxembourg 0.7%
SES SA, IDR	Media	2,048,937	50,700,897
Netherlands 6.4%
Aegon NV	Insurance	22,192,375	110,528,241
Flow Traders	Capital Markets	936,157	27,562,569
ING Groep NV	Banks	4,367,978	73,087,796
QIAGEN NV	Life Sciences Tools & Services	3,273,986	110,263,884
SBM Offshore NV	Energy Equipment & Services	8,953,614	137,944,868
			459,387,358
Norway 1.5%
Telenor ASA	Diversified Telecommunication Services	3,635,326	60,039,303
Yara International ASA.	Chemicals	1,232,490	45,832,064
			105,871,367
Singapore 2.2%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	29,733,340	80,793,032
Singapore Telecommunications Ltd., ADR	Diversified Telecommunication Services	33,000	895,950
United Overseas Bank Ltd	Banks	4,644,350	77,128,935
			158,817,917
South Korea 10.4%
Dongbu Insurance Co. Ltd	Insurance	87,480	5,291,751
Hana Financial Group Inc	Banks	3,363,830	123,381,260
Hyundai Mobis Co. Ltd	Auto Components	354,880	87,041,401
Hyundai Motor Co	Automobiles	373,420	54,386,008
KB Financial Group Inc	Banks	2,605,507	124,784,037
Korea Investment Holdings Co. Ltd	Capital Markets	973,510	53,234,581
Posco Daewoo Corp	Trading Companies & Distributors	2,450,900	52,886,488
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	120,434	240,507,508
			741,513,034
Sweden 0.7%
Getinge AB, B	Health Care Equipment & Supplies	2,511,855	52,305,013
Switzerland 5.6%
ABB Ltd	Electrical Equipment	2,884,580	72,479,429
[a] Basilea Pharmaceutica AG	Biotechnology	70,366	5,559,227
Credit Suisse Group AG	Capital Markets	3,884,099	53,349,702
GAM Holding AG.	Capital Markets	3,032,670	41,654,974

|2

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland (continued)
Roche Holding AG.	Pharmaceuticals	594,420	$163,169,303
UBS Group AG	Capital Markets	4,101,270	65,227,262
			401,439,897
Taiwan 2.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	7,272,950	76,718,627
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	19,524,680	44,559,003
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	7,706,000	51,890,535
			173,168,165
Thailand 1.3%
Bangkok Bank PCL, fgn	Banks	2,448,000	13,374,298
Bangkok Bank PCL, NVDR.	Banks	8,809,790	46,578,417
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	11,811,180	31,223,563
			91,176,278
United Kingdom 15.7%
Aviva PLC.	Insurance	10,358,634	70,072,278
BAE Systems PLC.	Aerospace & Defense	11,044,740	94,708,291
Barclays PLC	Banks	24,187,140	65,446,776
BP PLC	Oil, Gas & Consumable Fuels	30,557,250	183,753,877
Cobham PLC	Aerospace & Defense	22,152,109	38,247,611
HSBC Holdings PLC (GBP Traded)	Banks	12,457,080	108,440,207
HSBC Holdings PLC (HKD Traded)	Banks	989,600	8,597,542
Johnson Matthey PLC	Chemicals	1,269,166	50,891,173
Kingfisher PLC	Specialty Retail	12,418,614	52,020,502
Petrofac Ltd	Energy Equipment & Services	1,980,190	9,695,605
[a,b] Rolls-Royce Holdings PLC	Aerospace & Defense	2,602,348	29,088,364
[a,b] Rolls-Royce Holdings PLC, C	Aerospace & Defense	184,766,708	238,072
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,799,520	160,176,936
SIG PLC.	Trading Companies & Distributors	25,190,083	50,049,347
[a] Standard Chartered PLC	Banks	15,859,155	149,560,268
Vodafone Group PLC	Wireless Telecommunication Services	16,325,145	48,695,910
			1,119,682,759
United States 1.5%
Oracle Corp	Software	2,271,920	103,122,449
Total Common Stocks
(Cost $6,194,304,385)			6,846,659,754

|3

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Principal
	Amount	Value
Short Term Investments 3.6%
Time Deposits 3.6%
United States 3.6%
National Australia Bank Ltd, 0.80%, 6/01/17	$120,000,000	$120,000,000
National Bank of Canada, 0.84%, 6/01/17	20,000,000	20,000,000
Royal Bank of Canada, 0.75%, 6/01/17	117,400,000	117,400,000
Total Time Deposits (Cost $257,400,000)		257,400,000
Total Investments (Cost $6,451,704,385)
99.5%		7,104,059,754
Other Assets, less Liabilities 0.5%		38,407,852
Net Assets 100.0%		$7,142,467,606

[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.

|4

TEMPLETON FUNDS

Statement of Investments, May 31, 2017 (unaudited)
Templeton World Fund
	Industry	Shares	Value
Common Stocks 98.3%
Canada 2.9%
Barrick Gold Corp	Metals & Mining	2,906,780	$48,078,141
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	363,000	3,238,672
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	1,015,570	11,692,665
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,157,014	36,219,867
Wheaton Precious Metals Corp	Metals & Mining	1,748,597	35,733,213
			134,962,558
China 4.4%
[a] Baidu Inc., ADR	Internet Software & Services	329,600	61,338,560
China Life Insurance Co. Ltd., H	Insurance	11,080,000	36,400,362
China Mobile Ltd	Wireless Telecommunication Services	2,135,000	23,685,843
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	65,743,000	32,650,246
[a] GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	207,148,000	22,064,030
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	34,333,100	30,753,490
			206,892,531
France 4.9%
AXA SA	Insurance	1,649,890	44,015,479
BNP Paribas SA	Banks	827,720	58,432,048
Sanofi	Pharmaceuticals	949,780	94,105,192
Total SA, B	Oil, Gas & Consumable Fuels	462,550	24,570,501
Veolia Environnement SA	Multi-Utilities	306,956	6,757,410
			227,880,630
Germany 4.8%
Deutsche Lufthansa AG	Airlines	2,910,120	56,558,931
innogy SE	Multi-Utilities	1,347,900	55,332,089
Merck KGaA	Pharmaceuticals	419,790	50,688,359
Metro AG	Food & Staples Retailing	325,210	10,890,552
Siemens AG	Industrial Conglomerates	361,130	51,559,413
			225,029,344
Hong Kong 0.2%
Value Partners Group Ltd	Capital Markets	9,585,000	9,028,470
India 1.2%
Hero Motocorp Ltd	Automobiles	947,380	55,004,874
Ireland 0.5%
CRH PLC	Construction Materials	629,656	22,681,348
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,038,404	84,649,936
Italy 1.8%
Eni SpA	Oil, Gas & Consumable Fuels	5,225,004	82,730,823
Japan 5.1%
Nissan Motor Co. Ltd	Automobiles	8,499,390	81,452,647
Panasonic Corp	Household Durables	4,532,240	58,123,477
Ryohin Keikaku Co. Ltd	Multiline Retail	64,960	16,907,839
SoftBank Group Corp	Wireless Telecommunication Services	1,035,440	84,160,758
			240,644,721
Luxembourg 0.2%
SES SA, IDR	Media	448,200	11,090,698

Quarterly Statement of Investments | See Notes to Statements of Investments. |

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Netherlands 3.3%
Aegon NV	Insurance	7,352,652	$36,619,591
[b] Akzo Nobel NV	Chemicals	286,223	23,965,628
ING Groep NV	Banks	2,471,732	41,358,597
QIAGEN NV	Life Sciences Tools & Services	967,935	32,598,879
SBM Offshore NV	Energy Equipment & Services	1,306,962	20,135,858
			154,678,553
Norway 0.9%
Telenor ASA	Diversified Telecommunication Services	2,656,020	43,865,554
Portugal 0.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,427,350	37,451,797
Russia 0.2%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	773,066	10,714,695
Singapore 2.3%
DBS Group Holdings Ltd	Banks	3,301,396	48,837,996
Singapore Telecommunications Ltd	Diversified Telecommunication Services	21,795,051	59,222,686
			108,060,682
South Korea 7.6%
Hana Financial Group Inc	Banks	1,857,147	68,117,930
Hyundai Motor Co	Automobiles	490,516	71,440,220
KB Financial Group Inc	Banks	1,548,233	74,148,626
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	70,636	141,060,567
			354,767,343
Spain 0.6%
[a] Telefonica SA	Diversified Telecommunication Services	2,408,106	26,828,367
Sweden 1.2%
Ericsson, B	Communications Equipment	7,473,150	54,538,494
Switzerland 3.7%
ABB Ltd	Electrical Equipment	1,244,840	31,278,485
Credit Suisse Group AG	Capital Markets	3,034,277	41,677,046
Roche Holding AG.	Pharmaceuticals	324,842	89,169,683
UBS Group AG	Capital Markets	792,200	12,599,277
			174,724,491
Thailand 0.4%
Bangkok Bank PCL, fgn	Banks	3,177,550	17,360,091
Turkey 0.0%†
[a] Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	614,862	2,119,312
United Kingdom 14.6%
Aviva PLC.	Insurance	8,118,486	54,918,516
BAE Systems PLC.	Aerospace & Defense	8,784,709	75,328,598
Barclays PLC	Banks	19,312,022	52,255,437
BP PLC	Oil, Gas & Consumable Fuels	12,943,416	77,834,323
[c] Carillion PLC.	Construction & Engineering	5,841,290	15,308,906
HSBC Holdings PLC	Banks	7,038,440	61,270,369
Kingfisher PLC	Specialty Retail	8,447,399	35,385,425
Man Group PLC	Capital Markets	7,928,861	16,070,299
Petrofac Ltd	Energy Equipment & Services	788,980	3,863,083
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	4,030,717	111,324,368
Sky PLC	Media	4,953,344	63,249,426
[a] Standard Chartered PLC	Banks	5,032,726	47,461,283

|6

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
[a] Tesco PLC	Food & Staples Retailing	9,124,952	$21,598,530
Vodafone Group PLC	Wireless Telecommunication Services	15,876,979	47,359,086
			683,227,649
United States 34.9%
Allergan PLC	Pharmaceuticals	339,190	75,893,762
Ally Financial Inc	Consumer Finance	1,337,590	24,798,919
[a] Alphabet Inc., A	Internet Software & Services	76,390	75,403,805
American International Group Inc	Insurance	1,180,295	75,102,171
AmerisourceBergen Corp	Health Care Providers & Services	540,520	49,603,520
Amgen Inc	Biotechnology	522,700	81,143,948
Apache Corp	Oil, Gas & Consumable Fuels	692,430	32,378,027
Apple Inc	Technology Hardware, Storage & Peripherals	547,520	83,639,155
Capital One Financial Corp	Consumer Finance	626,450	48,186,534
Cardinal Health Inc	Health Care Providers & Services	661,690	49,156,950
[a] Celgene Corp	Biotechnology	108,980	12,468,402
Cisco Systems Inc	Communications Equipment	539,802	17,019,957
Citigroup Inc	Banks	1,778,220	107,653,439
Comcast Corp., A	Media	1,999,758	83,369,911
ConocoPhillips	Oil, Gas & Consumable Fuels	933,840	41,733,310
Devon Energy Corp	Oil, Gas & Consumable Fuels	566,710	19,256,806
[a] DXC Technology Co	IT Services	257,327	19,947,989
Eli Lilly & Co	Pharmaceuticals	651,970	51,877,253
[a] First Solar Inc	Semiconductors & Semiconductor Equipment	497,650	19,164,502
Gilead Sciences Inc	Biotechnology	955,550	62,005,639
Halliburton Co	Energy Equipment & Services	734,200	33,178,498
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	601,790	11,319,670
JPMorgan Chase & Co	Banks	703,224	57,769,852
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	47,715,101
Medtronic PLC	Health Care Equipment & Supplies	516,690	43,546,633
Microsoft Corp	Software	1,040,390	72,660,838
[a] Navistar International Corp	Machinery	1,933,970	50,031,804
[a] NetScout Systems Inc	Communications Equipment	283,574	10,378,808
Oracle Corp	Software	2,875,991	130,541,231
Perrigo Co. PLC	Pharmaceuticals	326,320	23,772,412
SunTrust Banks Inc	Banks	814,510	43,470,399
Tiffany & Co	Specialty Retail	150,473	13,085,132
Twenty-First Century Fox Inc., A	Media	1,247,052	33,820,050
Walgreens Boots Alliance Inc	Food & Staples Retailing	426,920	34,589,058
			1,635,683,485
Total Common Stocks
(Cost $3,798,405,097)			4,604,616,446

		Principal
		Amount

Corporate Bonds (Cost $46,035,394) 1.1%
United States 1.1%
[d] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels	$48,948,000	53,108,580

|7

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (Cost $ 489,924) 0.0%†

United States 0.0%†
FHLMC, 5.50%, 12/01/35	497,069	$552,306
Total Investments before Short Term
Investments (Cost $3,844,930,415)		4,658,277,332

Short Term Investments 0.9%
Time Deposits 0.6%
United States 0.6%
National Australia Bank Ltd, 0.80%, 6/01/17	$10,000,000	10,000,000
National Bank of Canada, 0.84%, 6/01/17	9,000,000	9,000,000
Royal Bank of Canada, 0.75%, 6/01/17	9,400,000	9,400,000
Total Time Deposits (Cost $28,400,000)		28,400,000

	Shares
Investments from Cash Collateral
Received for Loaned Securities (Cost $ 11,200,000) 0.3%

Money Market Funds 0.3%
United States 0.3%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.44%%
	11,200,000	11,200,000
Total Investments (Cost $3,884,530,415) 100.3%
		4,697,877,332
Other Assets, less Liabilities (0.3)%		(13,603,760)
Net Assets 100.0%		$4,684,273,572

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bAt May 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
cA portion or all of the security is on loan at May 31, 2017.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
eSee Note 7 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

|8

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

At May 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Japanese Yen	MSCO	Buy	207,505,822	$1,873,031	7/10/17	$3,817		$—
Japanese Yen	MSCO	Sell	4,883,651,975	44,292,146	7/10/17	120,518		—
British Pound	BOFA	Sell	105,048,300	131,237,892	7/11/17	—		(4,296,880)
British Pound	GSCO	Sell	105,044,284	131,375,734	7/11/17	—		(4,153,855)
British Pound	HSBK	Sell	105,024,162	131,349,203	7/11/17	—		(4,154,425)
British Pound	MSCO	Sell	105,025,666	131,349,300	7/11/17	—		(4,156,270)
British Pound	UBSW	Sell	105,023,904	131,347,095	7/11/17	—		(4,156,200)
Canadian Dollar	BOFA	Sell	3,748,947	2,767,939	7/11/17	—		(9,964)
Canadian Dollar	BOFA	Sell	19,874,839	14,856,805	7/11/17	129,905		—
Canadian Dollar	GSCO	Sell	3,748,950	2,767,939	7/11/17	—		(9,966)
Canadian Dollar	GSCO	Sell	19,876,734	14,837,259	7/11/17	108,956		—
Canadian Dollar	HSBK	Sell	3,749,139	2,767,939	7/11/17	—		(10,105)
Canadian Dollar	HSBK	Sell	19,875,035	14,835,437	7/11/17	108,393		—
Canadian Dollar	MSCO	Sell	3,748,921	2,767,939	7/11/17	—		(9,945)
Canadian Dollar	MSCO	Sell	19,874,626	14,836,018	7/11/17	109,276		—
Canadian Dollar	UBSW	Sell	3,748,790	2,767,939	7/11/17	—		(9,848)
Canadian Dollar	UBSW	Sell	19,873,773	14,834,495	7/11/17	108,386		—
Euro	BOFA	Buy	5,172,000	5,799,017	7/11/17	26,019		—
Euro	BOFA	Sell	144,680,141	154,936,516	7/11/17	—		(8,011,476)
Euro	GSCO	Buy	5,172,000	5,798,877	7/11/17	26,158		—
Euro	GSCO	Sell	144,694,549	154,970,755	7/11/17	—		(7,993,463)
Euro	HSBK	Buy	5,172,000	5,798,965	7/11/17	26,071		—
Euro	HSBK	Sell	144,675,345	154,952,358	7/11/17	—		(7,990,232)
Euro	MSCO	Buy	5,172,000	5,798,654	7/11/17	26,381		—
Euro	MSCO	Sell	144,671,864	154,946,459	7/11/17	—		(7,992,210)
Euro	UBSW	Buy	5,172,000	5,798,546	7/11/17	26,490		—
Euro	UBSW	Sell	144,673,535	154,949,696	7/11/17	—		(7,990,856)
Hong Kong Dollar	BOFA	Sell	231,970,262	29,911,384	7/11/17	112,554		—
Hong Kong Dollar	GSCO	Sell	231,966,363	29,911,460	7/11/17	113,131		—
Hong Kong Dollar	HSBK	Sell	231,959,723	29,911,568	7/11/17	114,092		—
Hong Kong Dollar	MSCO	Sell	231,971,393	29,913,459	7/11/17	114,484		—
Hong Kong Dollar	UBSW	Sell	231,959,941	29,910,825	7/11/17	113,321		—
Japanese Yen	BOFA	Buy	207,505,822	1,873,151	7/11/17	3,779		—
Japanese Yen	BOFA	Sell	5,316,458,023	47,880,231	7/11/17	—		(208,155)
Japanese Yen	GSCO	Buy	207,505,822	1,873,084	7/11/17	3,847		—
Japanese Yen	GSCO	Sell	5,316,715,666	47,889,356	7/11/17	—		(201,360)
Japanese Yen	HSBK	Buy	207,505,822	1,873,134	7/11/17	3,796		—
Japanese Yen	HSBK	Sell	5,316,323,193	47,884,578	7/11/17	—		(202,589)
Japanese Yen	MSCO	Sell	432,532,235	3,799,827	7/11/17	—		(112,510)
Japanese Yen	UBSW	Buy	207,505,822	1,872,962	7/11/17	3,968		—
Japanese Yen	UBSW	Sell	5,316,039,709	47,881,470	7/11/17	—		(203,132)
Norwegian Krone	BOFA	Buy	5,070,780	593,205	7/11/17	7,524		—
Norwegian Krone	BOFA	Sell	74,996,789	8,732,844	7/11/17	—		(151,919)
Norwegian Krone	GSCO	Buy	5,070,780	593,181	7/11/17	7,548		—
Norwegian Krone	GSCO	Sell	75,016,875	8,735,488	7/11/17	—		(151,655)
Norwegian Krone	HSBK	Buy	5,070,780	593,190	7/11/17	7,538		—
Norwegian Krone	HSBK	Sell	74,995,996	8,733,006	7/11/17	—		(151,663)
Norwegian Krone	MSCO	Buy	5,070,780	593,184	7/11/17	7,544		—

							|	9

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	MSCO	Sell	74,989,377	$8,732,184	7/11/17	$—	$(151,701)
Norwegian Krone	UBSW	Buy	5,070,780	593,002	7/11/17	7,726	—
Norwegian Krone	UBSW	Sell	74,993,779	8,732,483	7/11/17	—	(151,923)
Singapore Dollar	BOFA	Buy	1,204,534	865,781	7/11/17	5,128	—
Singapore Dollar	BOFA	Sell	29,264,970	20,899,967	7/11/17	—	(259,372)
Singapore Dollar	GSCO	Buy	1,204,534	865,730	7/11/17	5,179	—
Singapore Dollar	GSCO	Sell	29,269,163	20,907,292	7/11/17	—	(255,079)
Singapore Dollar	HSBK	Buy	1,204,534	865,687	7/11/17	5,223	—
Singapore Dollar	HSBK	Sell	29,261,570	20,902,614	7/11/17	—	(254,267)
Singapore Dollar	MSCO	Buy	1,204,534	865,783	7/11/17	5,126	—
Singapore Dollar	MSCO	Sell	29,265,967	20,906,204	7/11/17	—	(253,857)
Singapore Dollar	UBSW	Buy	1,204,534	865,617	7/11/17	5,292	—
Singapore Dollar	UBSW	Sell	29,265,277	20,903,769	7/11/17	—	(255,792)
South Korean Won	BOFA	Buy	12,429,170,988	11,035,169	7/11/17	73,992	—
South Korean Won	BOFA	Sell	103,197,681,509	91,646,633	7/11/17	—	(591,197)
South Korean Won	GSCO	Buy	2,500,228,865	2,235,541	7/11/17	—	(843)
South Korean Won	GSCO	Buy	9,928,942,123	8,798,319	7/11/17	76,146	—
South Korean Won	GSCO	Sell	92,827,258,350	82,312,369	7/11/17	—	(656,402)
South Korean Won	HSBK	Buy	12,429,170,988	11,031,649	7/11/17	77,513	—
South Korean Won	HSBK	Sell	90,607,581,192	80,355,377	7/11/17	—	(629,452)
South Korean Won	MSCO	Buy	2,500,228,865	2,235,341	7/11/17	—	(643)
South Korean Won	MSCO	Buy	9,928,942,123	8,793,905	7/11/17	80,558	—
South Korean Won	MSCO	Sell	85,081,638,711	75,605,419	7/11/17	—	(440,336)
South Korean Won	UBSW	Buy	2,500,228,865	2,234,941	7/11/17	—	(243)
South Korean Won	UBSW	Buy	9,928,942,123	8,795,847	7/11/17	78,617	—
South Korean Won	UBSW	Sell	94,752,683,763	84,056,547	7/11/17	—	(633,164)
Swedish Krona	BOFA	Buy	2,762,756	315,473	7/11/17	3,314	—
Swedish Krona	BOFA	Sell	92,151,725	10,344,033	7/11/17	—	(289,112)
Swedish Krona	GSCO	Buy	2,762,756	315,541	7/11/17	3,246	—
Swedish Krona	GSCO	Sell	92,160,685	10,345,447	7/11/17	—	(288,730)
Swedish Krona	HSBK	Buy	2,762,756	315,498	7/11/17	3,289	—
Swedish Krona	HSBK	Sell	92,254,866	10,355,507	7/11/17	—	(289,538)
Swedish Krona	MSCO	Buy	2,762,756	315,471	7/11/17	3,317	—
Swedish Krona	MSCO	Sell	92,144,348	10,343,476	7/11/17	—	(288,817)
Swedish Krona	UBSW	Buy	2,762,756	315,477	7/11/17	3,311	—
Swedish Krona	UBSW	Sell	92,141,914	10,342,768	7/11/17	—	(289,244)
Swiss Franc	BOFA	Sell	32,971,935	33,020,806	7/11/17	—	(1,124,870)
Swiss Franc	GSCO	Sell	32,990,872	33,044,073	7/11/17	—	(1,121,214)
Swiss Franc	HSBK	Sell	32,966,679	33,021,924	7/11/17	—	(1,118,308)
Swiss Franc	MSCO	Sell	32,966,449	33,020,933	7/11/17	—	(1,119,061)
Swiss Franc	UBSW	Sell	32,972,685	33,025,526	7/11/17	—	(1,120,926)
Thailand Baht	BOFA	Sell	115,624,528	3,341,991	7/11/17	—	(54,016)
Thailand Baht	GSCO	Sell	115,659,920	3,345,383	7/11/17	—	(51,664)
Thailand Baht	HSBK	Sell	115,602,632	3,343,726	7/11/17	—	(51,638)
Thailand Baht	MSCO	Sell	115,580,374	3,343,565	7/11/17	—	(51,145)

|10

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Thailand Baht	UBSW Sell	115,632,747	$3,343,001	7/11/17	$—	$(53,247)
Total Forward Exchange Contracts					$1,870,473	$(74,174,479)
Net unrealized appreciation (depreciation)						$(72,304,006)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|11

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|12

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

|13

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following funds have invested in derivatives during the period.

Templeton World Fund - Forwards

4. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign	World
	Fund	Fund

Cost of investments	$6,496,589,364	$3,892,707,596

Unrealized appreciation	$1,113,516,508	$1,101,939,053
Unrealized depreciation	(506,046,118)	(296,769,317)
Net unrealized appreciation (depreciation)	$607,470,390	$805,169,736

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)

Templeton Foreign Fund
Non-Controlled Affiliates
Rolls-Royce Holdings PLC	—	2,602,348	—	2,602,348	$29,088,364	$—	$—
Rolls-Royce Holdings PLC, C	—	184,766,708	—	184,766,708	238,072	—	—
Precision Drilling Corp	16,116,920	4,683,250	(5,487,190)	15,312,980	55,555,755	—	8,277,899
Total Affiliated Securities (Value is 1.2% of Net Assets)					$84,882,191	$—	$8,277,899

|14

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Templeton Foreign Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.44%	22,955,688	353,419,425	(376,375,113)	–	$–	$ –	$ –	–

Non-Controlled Affiliates
Templeton World Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.44%	14,993,600	66,653,214	(70,446,814)	11,200,000	$11,200,000	$ –	$ –	0.1%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]
United Kingdom	$1,119,444,687	$238,072	$—	$1,119,682,759
All Other Equity Investments.	5,726,976,995	—	—	5,726,976,995
Short Term Investments	—	257,400,000	—	257,400,000
Total Investments in Securities	$6,846,421,682	$257,638,072	$—	$7,104,059,754

|15

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton World Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,604,616,446	$—	$—	$4,604,616,446
Corporate Bonds	—	53,108,580	—	53,108,580
Mortgage-Backed Securities	—	552,306	—	552,306
Short Term Investments	11,200,000	28,400,000	—	39,600,000
Total Investments in Securities	$4,615,816,446	$82,060,886	$—	$4,697,877,332

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,870,473	$—	$1,870,473

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$74,174,479	$—	$74,174,479

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	GBP	British Pound	ADR	American Depositary Receipt
GSCO	Goldman Sachs Group, Inc.	HKD	Hong Kong Dollar	FHLMC	Federal Home Loan Mortgage Corp.
HSBK	HSBC Bank PLC			IDR	International Depositary Receipt
MSCO	Morgan Stanley and Co., Inc.			NVDR	Non-Voting Depositary Receipt
UBSW	UBS AG

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2017